Commitments and Contingencies (Details Narrative) $ in Thousands	4 Months Ended	6 Months Ended			8 Months Ended	9 Months Ended		11 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 02, 2021 USD ($)	Aug. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2021 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 15, 2021 USD ($)	Aug. 13, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding										$ 282,121	$ 176,802	$ 61,848
Contractual Obligation											186,295
Deposits Assets, Noncurrent										434,134	218,663
Other Assets, Noncurrent										62,111	46,122
Capitalized expenses										47,566
Four 5,300 TEU newbuilding containerships [Member]
Property, Plant and Equipment [Line Items]
Number of vessels				4
Vessel capacity in TEU				5,300
Additions				$ 61,600
Increase (Decrease) in Deposits Outstanding				$ 18,480
Number of installments				3
Contractual Obligation											43,120
Advances for vessel acquisitions														$ 24,640
Deposits Assets, Noncurrent										55,440
Four 5,300 TEU newbuilding containerships [Member] | Second Instalment for the Four Vessels and Third Instalment for the Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions											36,960
Four 5,300 TEU newbuilding containerships [Member] | Third installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions										55,440
Zim Sparrow [member]
Property, Plant and Equipment [Line Items]
Date of delivery				November 9, 2023
Zim Eagle [Member]
Property, Plant and Equipment [Line Items]
Date of delivery				January 25, 2024
Remaining Two Newbuilding Containerships [Member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel				2024
Two 5,300 TEU newbuilding containerships [Member] | Exercise Of Option [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in TEU							5,300
Additions							$ 61,600
Date of expected delivery of vessel							second half of 2024
Increase (Decrease) in Deposits Outstanding							$ 18,480
Number of installments							3
Contractual Obligation											43,120
Advances for vessel acquisitions													$ 12,320
Deposits Assets, Noncurrent										30,800
Two 5,300 TEU newbuilding containerships [Member] | Second Installment for two Vessels and third Installment for one Vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions										18,480
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in TEU									5,300
Additions									$ 62,825
Date of expected delivery of vessel									during 2024
Increase (Decrease) in Deposits Outstanding									$ 25,130
Number of installments									4
Contractual Obligation										37,695
Deposits Assets, Noncurrent										81,673
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member] | First Installment for Four Vessels, Second Installment for Two Vessels and Third Installment For One Vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions											43,978
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member] | Second Installment For Two Vessels, Third Installment For Two Vessels and Fourth Installment For Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions										37,695
Four Aframax/ LR2 newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
Additions	$ 58,500
Date of expected delivery of vessel	during 2024
Increase (Decrease) in Deposits Outstanding	$ 23,400
Number of installments	4
Contractual Obligation										35,100
Advances for vessel acquisitions											25,063
Deposits Assets, Noncurrent										56,392
Vessel capacity in DWT	115,000
Additional features	$ 4,158
Four Aframax/ LR2 newbuilding vessels [Member] | Second Installment For Four Vessels and Third Installment For One Vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions										31,329
Two newbuilding liquified natural gas dual fuel [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in TEU			7,700
Additions			$ 115,510
Date of expected delivery of vessel			second half of 2024 and the first half of 2025
Increase (Decrease) in Deposits Outstanding			$ 92,408
Number of installments			4
Contractual Obligation										23,102
Deposits Assets, Noncurrent										150,163
Two newbuilding liquified natural gas dual fuel [Member] | First instalment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions											$ 46,204
Two newbuilding liquified natural gas dual fuel [Member] | Second and Third Installment For The Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions										103,959
Two Aframax/ LR2 newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
Additions								$ 60,500
Date of expected delivery of vessel								first half of 2025
Increase (Decrease) in Deposits Outstanding								$ 24,200
Number of installments								4
Contractual Obligation										36,300
Advances for vessel acquisitions										12,100
Vessel capacity in DWT								115,000
Additional features								$ 4,158
Two Aframax/ LR2 newbuilding vessels [Member] | First instalment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions										12,100
Two newbuilding Japanese MR2 Product Tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel		second half of 2026 and the first half of 2027									second half of 2025 and the first half of 2026
Increase (Decrease) in Deposits Outstanding		$ 18,000									$ 18,000
Lessee, Operating Lease, Description		ten years									ten years
Other Assets, Noncurrent										10,266
Two newbuilding Japanese MR2 Product Tanker vessels [Member] | First Installment for two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions										9,000
One Newbuilding Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Other Assets, Noncurrent										10,392
Two newbuilding Japanese MR2 Product Tankers [member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel					first half of 2027
Increase (Decrease) in Deposits Outstanding					$ 20,000
Lessee, Operating Lease, Description					ten years
Other Assets, Noncurrent										11,286
Two newbuilding Japanese MR2 Product Tankers [member] | First Installment for two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions										$ 10,000
Four Aframax/ LR2 newbuilding vessels II [Member]
Property, Plant and Equipment [Line Items]
Additions						$ 61,250
Date of expected delivery of vessel						during 2026
Increase (Decrease) in Deposits Outstanding						$ 27,562
Number of installments						4
Contractual Obligation						$ 33,688
Vessel capacity in DWT						115,000
Additional features						$ 3,300